TRAVELERS PORTFOLIO ARCHITECT ANNUITY PROSPECTUS:
                  THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS PORTFOLIO ARCHITECT ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Capital Appreciation Fund                                        PUTNAM VARIABLE TRUST
Managed Assets Trust                                                Putnam VT Small Cap Value Fund -- Class IB Shares
Money Market Portfolio                                           SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.                All Cap Fund -- Class I
   AllianceBernstein Premier Growth Portfolio -- Class B            Investors Fund -- Class I
AMERICAN FUNDS INSURANCE SERIES                                     Large Cap Growth Fund -- Class I
   Growth-Income Fund -- Class 2 Shares                             Small Cap Growth Fund -- Class I
DELAWARE VIP TRUST                                               THE TRAVELERS SERIES TRUST
   Delaware VIP REIT Series -- Standard Class                       Convertible Securities Portfolio
DREYFUS VARIABLE INVESTMENT FUND                                    Disciplined Mid Cap Stock Portfolio
   Dreyfus Variable Investment Fund -- Appreciation                 Equity Income Portfolio
     Portfolio -- Initial Shares                                    Federated High Yield Portfolio
   Dreyfus Variable Investment Fund -- Developing Leaders           Federated Stock Portfolio
     Portfolio -- Initial Shares                                    Large Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                Lazard International Stock Portfolio
   Mutual Shares Securities Fund -- Class 2 Shares                  Merrill Lynch Large Cap Core Portfolio
   Templeton Growth Securities Fund -- Class 2 Shares               MFS Emerging Growth Portfolio
GREENWICH STREET SERIES FUND                                        MFS Mid Cap Growth Portfolio
   Equity Index Portfolio -- Class II Shares                        MFS Value Portfolio
   Salomon Brothers Variable Aggressive Growth Fund                 Pioneer Fund Portfolio
     -- Class I Shares                                              Travelers Quality Bond Portfolio
   Salomon Brothers Variable Growth & Income Fund --             TRAVELERS SERIES FUND INC.
     Class I Shares                                                 AIM Capital Appreciation Portfolio
JANUS ASPEN SERIES                                                  MFS Total Return Portfolio
   Global Technology Portfolio -- Service Shares                    Pioneer Strategic Income Portfolio
LAZARD RETIREMENT SERIES, INC.                                      SB Adjustable Rate Income Portfolio Smith Barney Class
   Lazard Retirement Small Cap Portfolio                            Strategic Equity Portfolio
LORD ABBETT SERIES FUND, INC.                                    VAN KAMPEN LIFE INVESTMENT TRUST
   Growth and Income Portfolio                                      Comstock Portfolio -- Class II Shares
   Mid-Cap Value Portfolio                                       VARIABLE INSURANCE PRODUCTS FUND II
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                  Contrafund(r) Portfolio -- Service Class 2
   Oppenheimer Main Street Fund/VA -- Service Shares             VARIABLE INSURANCE PRODUCTS FUND III
PIMCO VARIABLE INSURANCE TRUST                                      Dynamic Capital Appreciation Portfolio -- Service Class 2
   Real Return Portfolio -- Administrative Class                    Mid Cap Portfolio -- Service Class 2
   Total Return Portfolio -- Administrative Class

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 3, 2004
                         (SUPPLEMENTED AUGUST 9, 2004)

                                               TABLE OF CONTENTS

Glossary...............................................      3      Payment Options.......................................     36
Summary................................................      5         Election of Options................................     36
Fee Table..............................................      8         Annuity Options....................................     36
Condensed Financial Information........................     14         Income Options.....................................     37
The Annuity Contract...................................     14         Variable Liquidity Benefit.........................     37
   Contract Owner Inquiries............................     15      Miscellaneous Contract Provisions.....................     37
   Purchase Payments...................................     15         Right to Return....................................     37
   Accumulation Units..................................     16         Termination........................................     38
   The Variable Funding Options........................     16         Required Reports...................................     38
The Fixed Account......................................     21         Suspension of Payments.............................     38
Charges and Deductions.................................     22      The Separate Accounts.................................     38
   General.............................................     22         Performance Information............................     39
   Withdrawal Charge...................................     23      Federal Tax Considerations............................     39
   Free Withdrawal Allowance...........................     23         General Taxation of Annuities......................     39
   Administrative Charges..............................     23         Types of Contracts: Qualified and Non-qualified....     39
   Mortality and Expense Risk Charge...................     24         Qualified Annuity Contracts........................     39
   Variable Liquidity Benefit Charge...................     24           Taxation of Qualified Annuity Contracts..........     40
   Enhanced Stepped-Up Provision Charge................     24           Mandatory Distributions for Qualified Plans......     40
   Guaranteed Minimum Withdrawal Benefit Charge........     24         Non-qualified Annuity Contracts....................     40
   Variable Funding Option Expenses....................     24           Diversification Requirements for Variable
   Premium Tax.........................................     24             Annuities......................................     41
   Changes in Taxes Based upon Premium or Value........     25           Ownership of the Investments.....................     41
Transfers..............................................     25           Taxation of Death Benefit Proceeds...............     41
   Dollar Cost Averaging...............................     26         Other Tax Considerations...........................     41
Access to Your Money...................................     27           Treatment of Charges for Optional Benefits.......     41
   Guaranteed Minimum Withdrawal Benefit...............     27           Penalty Tax for Premature Distribution...........     42
   Systematic Withdrawals..............................     28           Puerto Rico Tax Considerations...................     42
   Loans...............................................     29           Non-Resident Aliens..............................     42
Ownership Provisions...................................     29      Other Information.....................................     42
   Types of Ownership..................................     29         The Insurance Companies............................     42
   Contract Owner......................................     29         Financial Statements...............................     42
   Beneficiary.........................................     29         Distribution of Variable Annuity Contracts.........     42
   Annuitant...........................................     30         Conformity with State and Federal Laws.............     44
Death Benefit..........................................     30         Voting Rights......................................     44
   Death Proceeds before the Maturity Date.............     30         Restrictions on Financial Transactions.............     44
   Enhanced Stepped-Up Provision.......................     31      Legal Proceedings and Opinions........................     44
   Payment of Proceeds.................................     32      Appendix A: Condensed Financial Information
   Spousal Contract Continuance........................     33         for The Travelers Fund ABD for
   Beneficiary Contract Continuance....................     34           Variable Annuities...............................    A-1
   Planned Death Benefit...............................     34      Appendix B: Condensed Financial Information
   Death Proceeds after the Maturity Date..............     34         for The Travelers Fund ABD II for
The Annuity Period.....................................     35           Variable Annuities...............................    B-1
   Maturity Date.......................................     35      Appendix C: The Fixed Account.........................    C-1
   Allocation of Annuity...............................     35      Appendix D: Contents of the Statement of
   Variable Annuity....................................     35         Additional Information.............................    D-1
   Fixed Annuity.......................................     36

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                      TRAVELERS PORTFOLIO ARCHITECT ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Fund ABD for Variable Annuities ("Fund ABD"); The Travelers Life and Annuity Company sponsors the Travelers Fund ABD II for Variable Annuities ("Fund ABD II"). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine if you may purchase this product and which optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25. For Contracts with a value of less than $40,000, we also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% over seven years.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

If you select the Guaranteed Minimum Withdrawal Benefit ("GMWB"), a maximum of 1.00% annually will be deducted from amounts in the Variable Funding Options. The current charge is 0.40%.

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. (Please refer to Payment Options for a description of this benefit.)

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the

Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. You may also choose to purchase the Enhanced Stepped-Up Provision, which, for a fee, may increase the amount of the death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal contract continuance or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

        o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

        o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

        o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

        o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

        o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

        o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

        o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you either 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving payments, every year until your Purchase Payment has been returned in full. We reserve the right not to include additional Purchase Payments in the calculation of the amount that we guarantee to return.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

      WITHDRAWAL CHARGE..........................................  6%(1)
      (as a percentage of the Purchase Payments withdrawn)

      VARIABLE LIQUIDITY BENEFIT CHARGE........................... 6%(2)
      (As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

      ANNUAL CONTRACT ADMINISTRATIVE CHARGE....................    $30(3)

--------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for over seven years. The charge is as follows:

          YEARS SINCE PURCHASE PAYMENT MADE         WITHDRAWAL CHARGE
      ------------------------------------------- ----------------------
      GREATER THAN OR EQUAL TO   BUT LESS THAN
              0 years               2 years                6%
              2 years               4 years                5%
              4 years               5 years                4%
              5 years               6 years                3%
              6 years               7 years                2%
             7 + years                                     0%

(2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

         YEARS SINCE INITIAL PURCHASE PAYMENT       WITHDRAWAL CHARGE
      ------------------------------------------- ----------------------
      GREATER THAN OR EQUAL TO   BUT LESS THAN
              0 years               2 years                6%
              2 years               4 years                5%
              4 years               5 years                4%
              5 years               6 years                3%
              6 years               7 years                2%
             7 + years                                     0%

(3) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a maximum mortality and expense risk charge ("M & E") of 1.25% and a maximum administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P., and a maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit ("GMWB"), both optional features. Below is a summary of all charges that may apply, depending on the optional features you select:

          Mortality and Expense Risk Charge...............    1.25%
          Administrative Expense Charge...................    0.15%
          TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO
          OPTIONAL FEATURES SELECTED......................    1.40%
          Optional E.S.P. Charge..........................    0.20%
          TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
          E.S.P. ONLY SELECTED............................    1.60%
          Maximum Optional GMWB Charge....................    1.00%(4)
          TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB
          ONLY SELECTED...................................    2.40%
          TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
          E.S.P. AND GMWB SELECTED........................    2.60%

--------------
(4)   The current charge for GMWB is 0.40%

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                        MINIMUM         MAXIMUM
                                                        -------         -------
TOTAL ANNUAL FUND OPERATING EXPENSES                     0.42%           4.73%
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses.)

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                             DISTRIBUTION                             CONTRACTUAL FEE    NET TOTAL
                                                                AND/OR                  TOTAL ANNUAL       WAIVER         ANNUAL
                                              MANAGEMENT    SERVICE (12b-1)    OTHER      OPERATING    AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                                  FEE            FEES        EXPENSES     EXPENSES     REIMBURSEMENT     EXPENSES
-----------------                           ----------------------------------------------------------------------------------------
Capital Appreciation Fund .................      0.75%            --           0.07%        0.82%            --           0.82%(1)
Managed Assets Trust ......................      0.50%            --           0.09%        0.59%            --           0.59%(1)
Money Market Portfolio ....................      0.32%            --           0.10%        0.42%            --           0.42%(20)
AIM VARIABLE INSURANCE FUNDS, INC .........
   AIM V.I. Premier Equity Fund
     -- Series I+ .........................      0.61%            --           0.24%        0.85%            --           0.85%

                                                             DISTRIBUTION                             CONTRACTUAL FEE    NET TOTAL
                                                                AND/OR                  TOTAL ANNUAL       WAIVER         ANNUAL
                                              MANAGEMENT    SERVICE (12b-1)    OTHER      OPERATING    AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                                  FEE            FEES        EXPENSES     EXPENSES     REIMBURSEMENT     EXPENSES
-----------------                           ----------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE
   PRODUCT SERIES FUND, INC.
   AllianceBernstein Premier
     Growth Portfolio -- Class B* .........      1.00%           0.25%         0.05%        1.30%             --              --(2)
AMERICAN FUNDS INSURANCE SERIES
   Growth-Income Fund -- Class 2 Shares* ..      0.33%           0.25%         0.01%        0.59%           0.00%          0.59%
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging
     Market Portfolio+ ....................      1.25%             --          0.56%        1.81%             --              --(20)
DELAWARE VIP TRUST
   Delaware VIP REIT Series --
     Standard Class .......................      0.75%             --          0.11%        0.86%             --           0.86%(3)
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment
     Fund -- Appreciation
     Portfolio -- Initial Shares ..........      0.75%             --          0.05%        0.80%             --           0.80%
   Dreyfus Variable Investment
     Fund -- Developing Leaders
     Portfolio -- Initial Shares ..........      0.75%             --          0.07%        0.82%             --           0.82%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Mutual Shares Securities
     Fund -- Class 2 Shares* ..............      0.60%           0.25%         0.20%        1.05%             --           1.05%(4)
   Templeton Growth Securities
     Fund -- Class 2 Shares* ..............      0.81%           0.25%         0.07%        1.13%             --           1.13%(5)
GREENWICH STREET SERIES FUND
   Equity Index Portfolio --
     Class II Shares* .....................      0.31%           0.25%         0.04%        0.60%             --           0.60%
   Salomon Brothers Variable
     Aggressive Growth Fund --
     Class I Shares .......................      0.95%             --          0.61%        1.56%             --           1.56%
   Salomon Brothers Variable
     Growth & Income Fund --
     Class I Shares .......................      0.65%             --          0.62%        1.27%             --           1.27%
JANUS ASPEN SERIES
   Balanced Portfolio --
     Service Shares*+ .....................      0.65%           0.25%         0.02%        0.92%             --           0.92%
   Global Life Sciences
     Portfolio -- Service Shares*+ ........      0.65%           0.25%         0.32%        1.22%             --           1.22%
   Global Technology Portfolio
     -- Service Shares* ...................      0.65%           0.25%         0.20%        1.10%             --           1.10%
   Worldwide Growth Portfolio
     -- Service Shares*+ ..................      0.65%           0.25%         0.06%        0.96%             --           0.96%
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap
     Portfolio* ...........................      0.75%           0.25%         0.42%        1.42%           0.17%          1.25%(6)
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio ............      0.50%             --          0.35%        0.85%             --           0.85%
   Mid-Cap Value Portfolio ................      0.75%             --          0.33%        1.08%             --           1.08%
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street
     Fund/VA -- Service Shares* ...........      0.68%           0.25%         0.03%        0.96%             --           0.96%

                                                             DISTRIBUTION                             CONTRACTUAL FEE    NET TOTAL
                                                                AND/OR                  TOTAL ANNUAL       WAIVER         ANNUAL
                                              MANAGEMENT    SERVICE (12b-1)    OTHER      OPERATING    AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                                  FEE            FEES        EXPENSES     EXPENSES     REIMBURSEMENT     EXPENSES
-----------------                           ----------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --
     Administrative Class* ................      0.25%           0.15%         0.26%        0.66%           0.01%          0.65%(7)
   Total Return Portfolio --
     Administrative Class* ................      0.25%           0.15%         0.26%        0.66%           0.01%          0.65%(8)
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth
     Fund -- Class IB Shares*+  ...........      0.70%           0.25%         0.86%        1.81%             --           1.81%(9)
   Putnam VT International
     Equity Fund -- Class IB Shares*+ .....      0.77%           0.25%         0.22%        1.24%             --           1.24%(9)
   Putnam VT Small Cap Value
     Fund -- Class IB Shares* .............      0.80%           0.25%         0.12%        1.17%             --           1.17%(9)
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC .......................
   All Cap Fund -- Class I ................      0.85%             --          0.13%        0.98%             --           0.98%
   Investors Fund -- Class I ..............      0.70%             --          0.12%        0.82%             --           0.82%
   Large Cap Growth Fund -- Class I .......      0.75%             --          3.98%        4.73%             --              --(20)
   Small Cap Growth Fund -- Class I .......      0.75%             --          0.51%        1.26%             --           1.26%
THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio .......      0.60%             --          0.18%        0.78%             --           0.78%(10)
   Disciplined Mid Cap Stock Portfolio ....      0.70%             --          0.12%        0.82%             --           0.82%(11)
   Equity Income Portfolio ................      0.75%             --          0.12%        0.87%             --           0.87%(11)
   Federated High Yield Portfolio .........      0.65%             --          0.25%        0.90%             --           0.90%(11)
   Federated Stock Portfolio ..............      0.63%             --          0.28%        0.91%             --           0.91%(11)
   Large Cap Portfolio ....................      0.75%             --          0.11%        0.86%             --           0.86%(11)
   Lazard International Stock Portfolio ...      0.83%             --          0.17%        1.00%             --           1.00%(1)
   Merrill Lynch Large Cap Core
     Portfolio ............................      0.80%             --          0.19%        0.99%             --           0.99%(12)
   MFS Emerging Growth Portfolio ..........      0.75%             --          0.14%        0.89%             --           0.89%(11)
   MFS Mid Cap Growth Portfolio ...........      0.80%             --          0.12%        0.92%             --           0.92%(12)
   MFS Value Portfolio ....................      0.75%             --          0.33%        1.08%             --              --(12)
   Pioneer Fund Portfolio .................      0.72%             --          0.40%        1.12%             --           1.12%(13)
   Travelers Quality Bond Portfolio .......      0.32%             --          0.11%        0.43%             --           0.43%(14)
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio .....      0.80%             --          0.05%        0.85%             --           0.85%
   MFS Total Return Portfolio .............      0.80%             --          0.02%        0.82%             --           0.82%
   Pioneer Strategic Income Portfolio .....      0.75%             --          0.25%        1.00%             --           1.00%
   SB Adjustable Rate Income Portfolio
     Smith Barney Class* ..................      0.60%           0.25%         3.87%        4.72%           3.72%          1.00%(15)
   Strategic Equity Portfolio .............      0.80%             --          0.04%        0.84%             --           0.84%
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II Shares* ....      0.60%           0.25%         0.05%        0.90%             --           0.90%
   Enterprise Portfolio Class
     II Shares*+ ..........................      0.50%           0.25%         0.14%        0.89%             --              --(16)

                                                             DISTRIBUTION                             CONTRACTUAL FEE    NET TOTAL
                                                                AND/OR                  TOTAL ANNUAL       WAIVER         ANNUAL
                                              MANAGEMENT    SERVICE (12b-1)    OTHER      OPERATING    AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                                  FEE            FEES        EXPENSES     EXPENSES     REIMBURSEMENT     EXPENSES
-----------------                           ----------------------------------------------------------------------------------------
VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(r) Portfolio --
     Service Class 2* .....................      0.58%           0.25%         0.10%        0.93%             --           --(17)
VARIABLE INSURANCE PRODUCTS FUND III
   Dynamic Capital Appreciation
     Portfolio -- Service Class 2* ........      0.58%           0.25%         1.27%        2.10%             --           --(18)
   Mid Cap Portfolio -- Service Class 2* ..      0.58%           0.25%         0.12%        0.95%             --           --(19)

--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).
+     Closed to new investors.

NOTES

 (1) Fund has a voluntary waiver of 1.25%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

 (2) Total portfolio operating expenses do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004 and the fee reduction is expected to continue for a period of at least five years.

 (3) The investment advisor for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2004, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2004 through April 30, 2005, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

 (4) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

 (5) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

 (6) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2004 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

 (7) Other Expenses reflect a 0.25% administrative fee, the class' pro rata Trustees' fees, and interest expense. Interest expense is generally incurred as a result of investment management activities. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Ratio of net expenses to average net assets excluding interest expense is 0.65%.

 (8) Other Expenses reflect a 0.25% administrative fee, and 0.01% representing the Portfolio's pro rata Trustees' fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

 (9) There was no fee waiver or expense reimbursement for 2003, but effective January 28, 2004 there will be a limit in effect. Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that each fund's net expenses as a percentage of its net assets exceed the average expense ratio for the fund's Lipper peer group of funds underlying variable insurance products.

 (10) Fund has a voluntary waiver of 0.80%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

 (11) Fund has a voluntary waiver of 0.95%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

 (12) Fund has a voluntary waiver of 1.00%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

 (13) Effective 5/1/03, shareholders approved a new Investment Advisory Agreement that increased the management fee from 0.65% to 0.75%. The actual Management Fee for the year was a blended rate of 0.72%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

 (14) Fund has a voluntary waiver of 0.75%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

 (15) Pursuant to an agreement, the Investment Advisor has agreed, for the period of one year, commencing November 1, 2003, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.00%.

 (16) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess.

      Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% and .85% for Classes I and II, respectively. For the year ended December 31, 2003, the Adviser waived $57,431 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

 (17) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90%. These offsets may be discontinued at any time.

 (18) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 1.15%. The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.25%. The expense ratio shown reflects the expense cap in effect at period end. This arrangement can be discontinued by the fund's manager at any time.

 (19) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

 (20) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                           VOLUNTARY FEE
                                                                           WAIVER AND/OR
                                                                              EXPENSE           NET TOTAL ANNUAL
                             FUNDING OPTION                                REIMBURSEMENT       OPERATING EXPENSES
       --------------------------------------------------------------   ------------------- ------------------------
       Credit Suisse Trust Emerging Market Portfolio................           0.41%                 1.40%
       Large Cap Growth Fund -- Class I.............................           3.73%                 1.00%
       MFS Value Portfolio..........................................           0.08%                 1.00%
       Enterprise Portfolio Class II Shares.........................           0.04%                 0.85%
       Contrafund(r) Portfolio -- Service Class 2...................           0.03%                 0.90%
       Dynamic Capital Appreciation Portfolio -- Service Class 2....           0.95%                 1.15%
       Mid Cap Portfolio -- Service Class 2.........................           0.02%                 0.93%
       Money Market Portfolio*......................................           0.02%                 0.40%


* Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In both examples, your actual expenses will be less than those shown if you do not elect all of the available optional benefits.

EXAMPLE 1 -- This example assumes that you have elected the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN               ANNUITIZED AT THE END OF PERIOD SHOWN
                                         ----------------------------------------  ---------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS   5 YEARS   10 YEARS    1 YEAR    3 YEARS   5 YEARS  10 YEARS
----------------                         --------- --------- --------  ----------  --------  --------  -------- ----------
Underlying Fund with Minimum Total         909       1446     2007       3377        309       946      1607      3377
Annual Operating Expenses.............
Underlying Fund with Maximum Total
Annual Operating Expenses.............     1329      2634     3874       6555        729      2134      3474      6555

EXAMPLE 2 -- This example assumes that you have elected the E.S.P. optional death benefit and the Guaranteed
Minimum Withdrawal Benefit (assuming the current charge applies).

                                         IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                    OF PERIOD SHOWN                ANNUITIZED AT THE END OF PERIOD SHOWN
                                         ---------------------------------------   ---------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS   5 YEARS   10 YEARS    1 YEAR    3 YEARS   5 YEARS  10 YEARS
----------------                         --------- --------- --------  ---------   --------  --------  -------- ----------
Underlying Fund with Minimum Total         849       1267     1712       2799        249       767      1312      2799
Annual Operating Expenses.............
Underlying Fund with Maximum Total
Annual Operating Expenses.............     1271      2478     3639       6202        671      1978      3239      6202

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Portfolio Architect Annuity is a Contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine if you may purchase this product and which optional features are available to you.

                                                 MAXIMUM AGE BASED ON THE OLDER
                                                        OF THE OWNER AND
        DEATH BENEFIT/OPTIONAL FEATURE           ANNUITANT ON THE CONTRACT DATE
   -----------------------------------------    --------------------------------
   Standard Death Benefit                                    Age 85
   Enhanced Stepped-Up Provision (E.S.P.)                    Age 75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each Variable Funding Option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant Contract Owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the

Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

              UNDERLYING                                 INVESTMENT                                INVESTMENT
                 FUND                                     OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
Capital Appreciation Fund                  Seeks growth of capital. The Fund           Travelers Asset Management
                                           normally invests in equity securities       International Company LLC
                                           of issuers of any size and in any           ("TAMIC")
                                           industry.                                   Subadviser: Janus Capital Corp.
                                                                                       ("Janus Capital")
Managed Assets Trust                       Seeks high total return. The Fund           TAMIC
                                           normally invests in equities,               Subadviser: Travelers Investment
                                           convertible and fixed-income                Management Company ("TIMCO")
                                           securities. The Fund's policy is to
                                           allocate investments among asset
                                           classes.

Money Market Portfolio                     Seeks high current return with              TAMIC
                                           preservation of capital and liquidity.
                                           The Fund normally invests in
                                           high-quality short-term money market
                                           instruments.
AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Premier Equity Fund --         Seeks to achieve long-term growth of        A I M Advisers, Inc.
     Series I+                             capital. Income is a secondary
                                           objective. The Fund normally invests
                                           in equity securities, including
                                           convertible securities.
ALLIANCEBERNSTEIN VARIABLE PRODUCT
   SERIES FUND, INC.
   AllianceBernstein Premier Growth        Seeks growth of capital. The Fund           Alliance Capital Management L.P.
     Portfolio -- Class B                  normally invests in equity securities
                                           of a relatively small number of
                                           intensely researched U.S. companies.
AMERICAN FUNDS INSURANCE SERIES
   Growth-Income Fund -- Class 2           Seeks capital appreciation and income.      Capital Research and Management
     Shares                                The Fund normally invests in common         Co.
                                           stocks or other securities that
                                           demonstrate the potential for
                                           appreciation and/or dividends.
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging            Seeks long-term growth of capital. The      Credit Suisse Asset Management,
     Market Portfolio+                     Fund normally invests in equity             LLC
                                           securities of companies located in, or      Subadviser: Credit Suisse Asset
                                           conducting a majority of their              Management Limited
                                           business, in emerging markets.
DELAWARE VIP TRUST
   Delaware VIP REIT Series --             Seeks to achieve maximum long-term          Delaware Management Company
     Standard Class                        total return with capital appreciation      ("Delaware")
                                           as a secondary objective.  The Fund
                                           normally invests in companies that
                                           manage a portfolio of real estate to
                                           earn profits for shareholders (REITS).

              UNDERLYING                                 INVESTMENT                                INVESTMENT
                 FUND                                     OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund        Seeks long-term capital growth              The Dreyfus Corporation
     -- Appreciation Portfolio --          consistent with the preservation of         ("Dreyfus")
     Initial Shares                        capital. Current income is a secondary      Subadviser: Fayez Sarofim & Co.
                                           objective. The Fund normally invests
                                           in common stocks of established
                                           companies.

   Dreyfus Variable Investment Fund        Seeks to maximize capital                   Dreyfus
     -- Developing Leaders Portfolio       appreciation. The Fund normally
     -- Initial Shares                     invests in companies with market
                                           capitalizations of less than $2
                                           billion at the time of purchase.
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Mutual Shares Securities Fund --        Seeks capital appreciation. Income is       Franklin Mutual Advisers, LLC
     Class 2 Shares                        a secondary objective. The Fund
                                           normally invests in equity securities
                                           of companies believed to be
                                           undervalued.

   Templeton Growth Securities Fund        Seeks long-term capital growth. The         Templeton Global Advisors Limited
     -- Class 2 Shares                     Fund normally invests in equity
                                           securities of companies located
                                           anywhere in the world, including the
                                           U.S. and emerging markets.
GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class II      Seeks investment results that, before       TIMCO
     Shares                                expenses, correspond to the price and
                                           yield performance of the S&P 500
                                           Index. The Fund normally invests in
                                           equity securities, or other
                                           investments with similar economic
                                           characteristics that are included in
                                           the S&P 500 Index.

   Salomon Brothers Variable               Seeks capital appreciation. The Fund        Salomon Brothers Asset Management
     Aggressive Growth Fund -- Class       normally invests in common stocks of        ("SBAM")
     I Shares                              companies that the manager believes
                                           are experiencing or will experience
                                           growth in earnings and/or cash flow
                                           that exceeds the average rate of
                                           earnings growth of the companies that
                                           comprise the S&P 500. The Fund may
                                           invest in the securities of large,
                                           well-known companies, but a
                                           significant portion of Fund assets may
                                           also be invested in small to medium
                                           sized companies.

   Salomon Brothers Variable Growth &      Seeks income and long-term capital          SBAM
     Income Fund -- Class I Shares         growth. The Fund normally invests in
                                           equity securities that provide
                                           dividend or interest income and it
                                           also invests in non-income producing
                                           stocks for potential appreciation in
                                           value.

JANUS ASPEN SERIES
   Balanced Portfolio -- Service Shares+   Seeks long term capital growth,             Janus Capital
                                           consistent with preservation of
                                           capital and balanced by current
                                           income. The Fund normally invests in
                                           common stocks selected for their
                                           growth potential and other securities
                                           selected for their income potential.

   Global Life Sciences Portfolio --       Seeks long-term growth of capital. The      Janus Capital
     Service Shares+                       Fund normally invests in securities of
                                           companies with a life science (e.g.
                                           health, personal care,
                                           pharmaceuticals) orientation.

   Global Technology Portfolio --          Seeks long-term growth of capital. The      Janus Capital
     Service Shares                        Fund normally invests in securities of
                                           companies that are expected to benefit
                                           from advances or improvements in
                                           technology.

   Worldwide Growth Portfolio --           Seeks growth of capital in a manner         Janus Capital
     Service Shares+                       consistent with the preservation of
                                           capital. The Fund normally invests in
                                           the common stocks of companies of any
                                           size throughout the world.

              UNDERLYING                                 INVESTMENT                                INVESTMENT
                 FUND                                     OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
DELAWARE VIP TRUST
   Delaware VIP REIT Series --             Seeks to achieve maximum long-term          Delaware
     Standard Class                        total return with capital appreciation
                                           as a secondary objective.  The Fund
                                           normally invests in companies that
                                           manage a portfolio of real estate to
                                           earn profits for shareholders (REITS).
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap             Seeks long-term capital appreciation.       Lazard Asset Management, LLC
     Portfolio                             The Fund normally invests in equity
                                           securities, principally common stocks,
                                           of relatively small U.S. companies
                                           that are believed to be undervalued
                                           based on their earnings, cash flow or
                                           asset values.
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio             Seeks long-term growth of capital and       Lord Abbett & Co.
                                           income without excessive fluctuations
                                           in market value. The Fund normally
                                           invests in equity securities of large,
                                           seasoned, U.S. and multinational
                                           companies believed to be undervalued.

   Mid-Cap Value Portfolio                 Seeks capital appreciation. The Fund        Lord Abbett & Co.
                                           normally invests in common stocks of
                                           mid-sized companies believed to be
                                           undervalued.
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA --      Seeks high total return. The Fund           OppenheimerFunds, Inc.
     Service Shares                        normally invests in common stocks of
                                           U.S. companies and it may invest in
                                           debt securities, as well.
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --                Seeks maximum real return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of real capital and       Company LLC
                                           prudent investment management. The
                                           Fund normally invests in
                                           inflation-indexed bonds of varying
                                           maturities issued by the U.S. and
                                           non-U.S. governments or government
                                           sponsored enterprises.

   Total Return Portfolio --               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                  with preservation of capital and            Company LLC
                                           prudent investment management. The
                                           Fund normally invests in intermediate
                                           maturity fixed income securities.
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund --      Seeks long-term growth of capital. The      Putnam Investment Management
     Class IB Shares+                      Fund normally invests in the common         ("Putnam")
                                           stocks of U.S. companies believed to
                                           be fast-growing and whose earnings are
                                           likely to increase over time.

   Putnam VT International Equity          Seeks capital appreciation. The Fund        Putnam
     Fund -- Class IB Shares+              normally invests in common stocks of
                                           companies outside the U.S.

   Putnam VT Small Cap Value Fund --       Seeks capital appreciation. The Fund        Putnam
     Class IB Shares                       normally invests in the common stocks
                                           of U.S. companies believed to be
                                           undervalued in the market.

              UNDERLYING                                 INVESTMENT                                INVESTMENT
                 FUND                                     OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
   All Cap Fund -- Class I                 Seeks capital appreciation. The Fund        SBAM
                                           normally invests in common stocks and
                                           their equivalents of companies
                                           believed to be undervalued in the
                                           marketplace.

   Investors Fund -- Class I               Seeks long-term growth of capital.          SBAM
                                           Secondarily seeks current income. The
                                           Fund normally invests in common stocks
                                           of established companies.

   Large Cap Growth Fund -- Class I        Seeks long-term growth of capital. The      SBAM
                                           Fund normally invests in equity
                                           securities of companies with large
                                           market capitalizations.

   Small Cap Growth Fund -- Class I        Seeks long-term growth of capital. The      SBAM
                                           Fund normally invests in equity
                                           securities of companies with small
                                           market capitalizations.
THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio        Seeks current income and capital            TAMIC
                                           appreciation. The Fund normally
                                           invests in convertible securities.

   Disciplined Mid Cap Stock Portfolio     Seeks growth of capital. The Fund           TAMIC
                                           normally invests in the equity              Subadviser: TIMCO
                                           securities of companies with mid-size
                                           market capitalizations.

   Equity Income Portfolio                 Seeks reasonable income. The Fund           TAMIC
                                           normally invests in equity securities       Subadviser: Fidelity Management &
                                           with a focus on income producing            Research Company ("FMR")
                                           equities.

   Federated High Yield Portfolio          Seeks high current income. The Fund         TAMIC
                                           normally invests in below                   Subadviser: Federated Investment
                                           investment-grade bonds and debt             Management Company
                                           securities.

   Federated Stock Portfolio               Seeks growth of income and capital.         TAMIC
                                           The Fund normally invests in equity         Subadviser: Federated Equity
                                           securities that are selected on the         Management Company of Pennsylvania
                                           basis of traditional research
                                           techniques.

   Large Cap Portfolio                     Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in the                Subadviser: FMR
                                           securities of companies with large
                                           market capitalizations.

   Lazard International Stock              Seeks capital appreciation. The Fund        TAMIC
     Portfolio                             normally invests in equity securities       Subadviser: Lazard Asset
                                           of non-U.S. domiciled companies             Management
                                           located in developed markets.

   Merrill Lynch Large Cap Core            Seeks long-term capital growth. The         TAMIC
     Portfolio                             Fund normally invests in a diversified      Subadviser: Merrill Lynch
                                           portfolio of equity securities of           Investment Managers, L.P. ("MLIM")
                                           large cap companies located in the
                                           United States.

   MFS Emerging Growth Portfolio           Seeks long-term growth of capital. The      TAMIC
                                           Fund normally invests in common stock       Subadviser: Massachusetts
                                           and related securities of emerging          Financial Services ("MFS")
                                           growth companies.

   MFS Mid Cap Growth Portfolio            Seeks long-term growth of capital. The      TAMIC
                                           Fund normally invests in equity             Subadviser: MFS
                                           securities of companies with medium
                                           market capitalization that are
                                           believed to have above average growth
                                           potential.

   MFS Value Portfolio                     Seeks capital appreciation and              TAMIC
                                           reasonable income. The Fund normally        Subadviser: MFS
                                           invests in income producing equity
                                           securities of companies believed to be
                                           undervalued in the market.

   Pioneer Fund Portfolio                  Seeks reasonable income and capital         TAMIC
                                           growth. The Fund normally invests in        Subadviser: Pioneer Investment
                                           equity securities that are carefully        Management Inc.
                                           selected, reasonably priced securities.

   Travelers Quality Bond Portfolio        Seeks current income and total return       TAMIC
                                           with moderate capital volatility. The
                                           Fund normally invests in
                                           investment-grade bonds and debt
                                           securities.

              UNDERLYING                                 INVESTMENT                                INVESTMENT
                 FUND                                     OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio      Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                           normally invests in common stocks of        ("TIA")
                                           companies that are likely to benefit        Subadviser: AIM Capital
                                           from new products, services or              Management Inc.
                                           processes or have experienced
                                           above-average earnings growth.

   MFS Total Return Portfolio              Seeks above average income consistent       TIA
                                           with the prudent employment of              Subadviser: MFS
                                           capital. Secondarily, seeks growth of
                                           capital and income. The Fund normally
                                           invests in a broad range of equity and
                                           fixed-income securities of both U.S.
                                           and foreign issuers.

   Pioneer Strategic Income Portfolio      Seeks high current income consistent        TIA
                                           with preservation of capital. The Fund      Subadviser: Putnam
                                           normally invests in debt securities of
                                           U.S. and foreign governments and
                                           corporations.

   SB Adjustable Rate Income               Seeks high current income and to limit      Smith Barney Fund Management LLC
     Portfolio Smith Barney Class          the degree of fluctuation of its net
                                           asset value resulting from movements
                                           in interest rates. The Fund normally
                                           invests in adjustable rate securities.

   Strategic Equity Portfolio              Seeks capital appreciation. The Fund        TIA
                                           normally invests in the equity              Subadviser: FMR
                                           securities, primarily in common stocks
                                           of domestic issuers, and is not
                                           constrained to any particular
                                           investment style.
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II Shares      Seeks capital growth and income. The        Van Kampen Asset Management Inc.
                                           Fund normally invests in common and         ("Van Kampen")
                                           preferred stocks, and convertible
                                           securities, of well established
                                           undervalued companies.

   Enterprise Portfolio Class II           Seeks capital appreciation. The Fund        Van Kampen
     Shares+                               normally invests in common stocks of
                                           companies believed to have
                                           above-average potential for capital
                                           appreciation.
VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(r) Portfolio -- Service      Seeks long-term capital appreciation.       FMR
     Class 2                               The Fund normally invests in common
                                           stocks of companies whose value may
                                           not be fully recognized by the public.
VARIABLE INSURANCE PRODUCTS FUND III
   Dynamic Capital Appreciation            Seeks capital appreciation. The Fund        FMR
     Portfolio -- Service Class 2          normally invests in growth and/or
                                           value common stocks of domestic and
                                           foreign issuers.

   Mid Cap Portfolio -- Service Class 2    Seeks long-term growth of capital. The      FMR
                                           Fund normally invests in common stocks
                                           of companies with medium market
                                           capitalizations.

--------------
+     Closed to new investors.


                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

        o the ability for you to make withdrawals and surrenders under the Contracts

        o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

        o the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

        o administration of the annuity options available under the Contracts and

        o   the distribution of various reports to Contract Owners

Costs and expenses we incur include:

        o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

        o sales and marketing expenses including commission payments to your sales agent and

        o   other costs of doing business

Risks we assume include:

        o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

        o that the amount of the death benefit will be greater than the Contract Value and

        o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

         YEARS SINCE PURCHASE PAYMENT MADE           WITHDRAWAL CHARGE
    ---------------------------------------------   ---------------------
      GREATER THAN OR EQUAL TO    BUT LESS THAN
              0 years                2 years                 6%
              2 years                4 years                 5%
              4 years                5 years                 4%
              5 years                6 years                 3%
              6 years                7 years                 2%
              7+ years                                       0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a)  any Purchase Payment to which no withdrawal charge applies then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d)  any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      o   if an annuity payout has begun

      o   if an income option of at least five year's duration is begun

      o due to a minimum distribution under our minimum distribution rules then in effect

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to partial withdrawals only.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

     (1)  from the distribution of death proceeds

     (2)  after an annuity payout has begun or

     (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product, and are equal to 1.25% annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

           YEARS SINCE INITIAL PURCHASE PAYMENT      WITHDRAWAL CHARGE
        ------------------------------------------- --------------------
         GREATER THAN OR EQUAL TO   BUT LESS THAN
                 0 years               2 years              6%
                 2 years               4 years              5%
                 4 years               5 years              4%
                 5 years               6 years              3%
                 6 years               7 years              2%
                 7+ years                                   0%

Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION ("E.S.P.") CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 76 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each Variable Funding Option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading activity, we will consider, among other things, the following factors:

     o    the dollar amount you request to transfer;

     o    the number of transfers you made within the previous three months;

     o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

     o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

     o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

We offer a Guaranteed Minimum Withdrawal Benefit rider ("GMWB Rider") for an additional charge. The GMWB Rider guarantees a return of your Purchase Payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner.

Your initial Purchase Payment is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal within three full years after you purchased GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after you purchased GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If you take a partial withdrawal, and your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent Purchase Payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

WITHDRAWALS: If the total of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

For example, assume your initial Purchase Payment is $100,000, your age is less than 70, and a withdrawal of $10,000 is taken in Contract Year two:

-------------------- ------------------------------------------------------ ---------------------------------------------------
                                ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
-------------------- ----------- --------------------- -------------------- ---------- --------------------- ------------------
                     CONTRACT                                               CONTRACT
                       VALUE             RBB                AWB (5%)          VALUE            RBB               AWB (5%)
-------------------- ----------- --------------------- -------------------- ---------- --------------------- ------------------
VALUES AS OF
-------------------- ----------- --------------------- -------------------- ---------- --------------------- ------------------
CONTRACT DATE         $100,000         $100,000              $5,000         $100,000         $100,000             $5,000
-------------------- ----------- --------------------- -------------------- ---------- --------------------- ------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL,
CONTRACT YEAR TWO     $115,000         $100,000              $5,000          $85,000         $100,000             $5,000
-------------------- ----------- --------------------- -------------------- ---------- --------------------- ------------------
IMMEDIATELY AFTER                      $91,304               $4,565                          $88,235              $4,412
AFTER
WITHDRAWAL,                      [100,000 - (100,000     [5,000 - (5,000               [100,000 - (100,000    [5,000 - (5,000
CONTRACT YEAR TWO     $105,000    x 10,000/115,000)]     x 10,000/115,000)]  $75,000     x 10,000/85,000)]    x 10,000/85,000)]
-------------------- ----------- --------------------- -------------------- ---------- --------------------- ------------------

-------------------- ----------- --------------------- -------------------- ---------- --------------------- ------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)            $10,000           $8,696                $435           $10,000         $11,765               $588
-------------------- ----------- --------------------- -------------------- ---------- --------------------- ------------------


Any time on or after the 5th Contract Date anniversary, you may choose to reset your RBB to equal your current Contract Value. Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the Contract is prior to your third Contract Date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third Contract year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a Contract anniversary.

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.

     o The total annual payment amount will equal the AWB and will never exceed your RBB, and

     o We will no longer accept subsequent Purchase Payments into the Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 591/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase the GMWB benefit.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     o    the death benefit will not be payable upon the Annuitant's death

     o    the Contingent Annuitant becomes the Annuitant and

     o    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

IF THE ANNUITANT OR AN OWNER IS YOUNGER THAN AGE 80 ON THE CONTRACT DATE: We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

     (1)  the Contract Value on the Death Report Date

     (2) the total Purchase Payments made under the Contract less the total of any withdrawals or

     (3)  the step-up value (if any, as described below)

STEP-UP VALUE. We will establish a step-up value on each Contract Date anniversary that occurs on or prior to the Death Report Date. The step-up value will initially equal the Contract Value on that anniversary. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When you make a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. On each Contract anniversary before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

       50,000 x (10,000/55,000) = 9,090

Your new step-up value would be $50,000 -- $9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

       50,000 x (10,000/30,000) = 16,666

Your new step-up value would be $50,000 -- $16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

       50,000 x (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

       50,000 x (10,000/30,000) = 16,666

Your new modified Purchase Payment would be $50,000 -- $16,666 = $33,334.

IF THE ANNUITANT OR AN OWNER IS AGE 80 OR OLDER ON THE CONTRACT DATE: We will pay to the beneficiary a death benefit in an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax or outstanding loans not previously deducted:

     (1)  the Contract Value on the Death Report Date or

     (2) the total Purchase Payments made under the Contract less the total of any withdrawals

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                                            NON-QUALIFIED CONTRACTS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                             MANDATORY
    BEFORE THE MATURITY DATE,            THE COMPANY WILL                                                   PAYOUT RULES
      UPON THE DEATH OF THE            PAY THE PROCEEDS TO:      UNLESS. . .                                   APPLY*
-------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)      The beneficiary            Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)                 (ies), or if none, to      continue the Contract rather than
                                      the Contract Owner's       receive the distribution.
                                      estate.

-------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT WITH      The beneficiary            Unless the beneficiary elects to        Yes
NO JOINT OWNER)                       (ies), or if none, to      continue the Contract rather than
                                      the Contract Owner's       receive the distribution.
                                      estate.

-------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS       The surviving joint                                                Yes
NOT THE ANNUITANT)                    owner.

-------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS       The beneficiary(ies),      Unless the beneficiary elects to        Yes
THE ANNUITANT)                        or if none, to the         continue the Contract rather than
                                      surviving joint owner.     receive the distribution.

-------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT       The surviving joint        Unless the spouse elects to             Yes
THE ANNUITANT)                        owner.                     continue the Contract.

-------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE       The beneficiary (ies)      Unless the spouse elects to             Yes
ANNUITANT)                            or, if none, to the        continue the Contract.
                                      surviving joint owner.
                                                                 A spouse who is not the
                                                                 beneficiary may decline to
                                                                 receive the proceeds and instruct
                                                                 the Company to pay the
                                                                 beneficiary who may elect to
                                                                 continue the Contract.

-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE             The beneficiary            Unless the beneficiary elects to        Yes
CONTRACT OWNER)                       (ies), or if none, to      continue the Contract rather than
                                      the Contract Owner.        receive the distribution.

                                                                 Or, if there is a Contingent
                                                                 Annuitant. Then, the Contingent
                                                                 Annuitant becomes the Annuitant
                                                                 and the Contract continues in
                                                                 effect (generally using the
                                                                 original Maturity Date). The
                                                                 proceeds will then be paid upon
                                                                 the death of the Contingent
                                                                 Annuitant or owner.

-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT        See death of "owner                                                Yes
OWNER)                                who is the Annuitant"
                                      above.

-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A           The beneficiary (ies)                                              Yes (Death of
NONNATURAL PERSON/TRUST)              (e.g. the trust) or                                                Annuitant is
                                      if none, to the owner.                                             treated as death
                                                                                                         of the owner in
                                                                                                         these
                                                                                                         circumstances.)

-------------------------------------------------------------------------------------------------------------------------------

                                            NON-QUALIFIED CONTRACTS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                             MANDATORY
    BEFORE THE MATURITY DATE,            THE COMPANY WILL                                                   PAYOUT RULES
      UPON THE DEATH OF THE            PAY THE PROCEEDS TO:      UNLESS. . .                                   APPLY*
-------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                           No death proceeds are                                              N/A
                                      payable; Contract
                                      continues.

-------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                No death proceeds are                                              N/A
                                      payable; Contract
                                      continues.

-------------------------------------------------------------------------------------------------------------------------------


                                              QUALIFIED CONTRACTS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                             MANDATORY
    BEFORE THE MATURITY DATE,            THE COMPANY WILL                                                   PAYOUT RULES
      UPON THE DEATH OF THE            PAY THE PROCEEDS TO:      UNLESS. . .                                   APPLY*
-------------------------------------------------------------------------------------------------------------------------------
OWNER / ANNUITANT                     The beneficiary            Unless the beneficiary elects to        Yes
                                      (ies), or if none, to      continue the Contract rather than
                                      the Contract Owner's       receive a distribution.
                                      estate.

-------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                           No death proceeds are                                              N/A
                                      payable; Contract
                                      continues.

-------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                No death proceeds are                                              N/A
                                      payable; Contract
                                      continues.

-------------------------------------------------------------------------------------------------------------------------------

--------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     o    transfer ownership

     o    take a loan

     o    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     o through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

     o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE


If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity or income options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. Income payments are for a fixed period or amount. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 70th birthday for Qualified Contracts and the Annuitant's 75th birthday for Non-qualified Contracts or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday for Non-qualified Contracts or, for Qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly annuity payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an annuity payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your

Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity or income option selection any time up to the Maturity Date. Once annuity or income payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See Annuity Options)

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's Cash Surrender Value (or, if required by state law, Contract Value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. We will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the Cash Surrender Value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period without Life Contingency. We will make payments for the period selected. The amount of each payment will be equal to the remaining Cash Surrender Value applied under this option divided by the number of remaining payments.

Option 3 -- Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the income option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
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RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $1,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
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The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Fund ABD and Fund ABD II, respectively. Both Fund ABD and Fund ABD II were established on October 17, 1995 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund ABD and Fund ABD II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
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The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, Qualified or Non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity Contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity Contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
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THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the

Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), ING Advisors Network (including Financial Network Corporation, Locust Street Securities, Multi-Financial Securities, IFG Network Securities, VESTAX Securities, Washington Square Securities and PrimeVest Financial Services), Merrill Lynch, NFP Securities, Inc., and Piper Jaffray. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

TOWER SQUARE SECURITIES. TDLLC has entered into a selling agreement with Tower Square Securities, Inc. ("Tower Square"), which is affiliated with the Company. Registered representatives of Tower Square, who are properly licensed and appointed, may offer the Contract to customers. Such representatives are eligible for various cash benefits, such as bonuses, commission advances and non-cash compensation programs offered by the Company. Sales of the Contracts may help qualify a Tower Square representative for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation.

CITISTREET EQUITIES LLC/CITISTREET ASSOCIATES LLC. CitiStreet Equities LLC and its affiliate, CitiStreet Associates LLC, are part of a joint venture between Citigroup Inc., the Company's ultimate parent, and State Street Corporation. The Company pays CitiStreet Equities LLC compensation of up to 12% of Purchase Payments and/or 2% of Contract Value in connection with the sale of the Contracts. In addition, CitiStreet Equities LLC receives compensation for the hiring and training of sales representatives and for meeting certain gross sales goals and net sales goals (sales less redemptions) which may cause CitiStreet Equities LLC or its representatives to favor the Company's products. The Company has also entered into an agreement with CitiStreet Associates LLC whereby the Company pays CitiStreet Associates LLC fees in connection with CitiStreet Associates' provision of certain administrative, recordkeeping, marketing and support services in relation to annuity contracts sold by CitiStreet Equities LLC in connection with Section 401(a), 401(k), 403(b), 457(b) and 408(b) plans. Any compensation payable to CitiStreet Associates LLC or CitiStreet Equities LLC will be made by TDLLC or the Company out of its own assets and will not result in any additional direct charge to you.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

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                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
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                  THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                                        SEPARATE ACCOUNT CHARGES 1.40%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (4/97).........................   2003        1.285           1.583              26,729,382
                                                               2002        1.739           1.285              30,628,302
                                                               2001        2.387           1.739              37,797,218
                                                               2000        3.098           2.387              37,804,248
                                                               1999        2.046           3.098              25,971,911
                                                               1998        1.283           2.046              10,561,314
                                                               1997        1.032           1.283                 870,525
                                                               1996        1.000           1.032                      --

   Money Market Portfolio (7/97)............................   2003        1.187           1.179              26,060,260
                                                               2002        1.187           1.187              37,562,237
                                                               2001        1.160           1.187              40,133,062
                                                               2000        1.107           1.160              15,545,185
                                                               1999        1.070           1.107              16,750,270
                                                               1998        1.033           1.070               9,244,927
                                                               1997        1.000           1.033                 345,682

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (9/00)..........   2003        0.519           0.640               6,961,089
                                                               2002        0.755           0.519               7,491,542
                                                               2001        0.875           0.755               7,280,717

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (5/00)...........................................   2003        0.436           0.531              15,968,585
                                                               2002        0.640           0.436              18,860,012
                                                               2001        0.786           0.640              21,249,041
                                                               2000        1.000           0.786               8,906,509

                                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03)..............   2003        1.000           1.296                  15,821

   Growth Fund -- Class 2 Shares (5/03).....................   2003        1.000           1.248                  78,806

   Growth-Income Fund -- Class 2 Shares (5/03)..............   2003        1.000           1.253                 323,713

Credit Suisse Trust
   Emerging Markets Portfolio (6/98)........................   2003        0.688           0.970               2,025,657
                                                               2002        0.789           0.688               2,659,825
                                                               2001        0.886           0.789               2,463,748
                                                               2000        1.313           0.886               2,477,705
                                                               1999        0.734           1.313                 892,012
                                                               1998        1.000           0.734                 223,688

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/98)........   2003        1.240           1.639               4,631,163
                                                               2002        1.203           1.240               4,187,869
                                                               2001        1.121           1.203               1,959,474
                                                               2000        0.866           1.121                 732,010
                                                               1999        0.901           0.866                 357,910
                                                               1998        1.000           0.901                  96,983

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (5/98)............................................   2003        0.880           1.051              10,276,258
                                                               2002        1.071           0.880              10,947,330
                                                               2001        1.198           1.071              11,107,345
                                                               2000        1.223           1.198              10,147,802
                                                               1999        1.112           1.223               7,840,789
                                                               1998        1.000           1.112               2,937,245

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (5/98)............................................   2003        0.872           1.133              13,746,841
                                                               2002        1.094           0.872              13,477,877
                                                               2001        1.182           1.094              11,594,005
                                                               2000        1.058           1.182               6,798,006
                                                               1999        0.871           1.058               3,387,052
                                                               1998        1.000           0.871               1,435,805

                                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        0.845           1.043                 322,440
                                                               2002        1.000           0.845                 177,623

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.448                   1,000

   Templeton Growth Securities Fund -- Class 2
   Shares (5/02) ...........................................   2003        0.792           1.032                 217,709
                                                               2002        1.000           0.792                 191,381

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/99).........   2003        0.649           0.818              15,860,350
                                                               2002        0.848           0.649              15,365,066
                                                               2001        0.982           0.848              13,010,004
                                                               2000        1.098           0.982               4,272,617
                                                               1999        1.000           1.098                 753,819

   Salomon Brothers Variable Emerging Growth
   Fund -- Class I Shares (5/02)............................   2003        0.758           1.047                  58,126
                                                               2002        1.000           0.758                  16,289

   Salomon Brothers Variable Growth & Income
   Fund -- Class I Shares (5/02)............................   2003        0.800           1.027                  62,457
                                                               2002        1.000           0.800                  85,414

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............   2003        0.839           0.941              14,072,516
                                                               2002        0.911           0.839              14,830,766
                                                               2001        0.972           0.911              13,475,207
                                                               2000        1.000           0.972               4,934,773

   Global Life Sciences Portfolio -- Service Shares (5/00)..   2003        0.647           0.805               3,630,574
                                                               2002        0.931           0.647               3,729,488
                                                               2001        1.135           0.931               4,102,883
                                                               2000        1.000           1.135               1,951,454

   Global Technology Portfolio -- Service Shares (5/00).....   2003        0.242           0.349              10,039,692
                                                               2002        0.415           0.242              11,940,339

                                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Global Technology Portfolio -- Service Shares
   (continued)..............................................   2001        0.672           0.415              10,706,223
                                                               2000        1.000           0.672               5,661,986

   Worldwide Growth Portfolio -- Service Shares (5/00)......   2003        0.446           0.544              13,388,686
                                                               2002        0.609           0.446              15,628,277
                                                               2001        0.798           0.609              16,824,804
                                                               2000        1.000           0.798               7,908,763

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.336                   3,786

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.244                  74,814

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.260                  51,292

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.074                   1,000

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.068                   1,000

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.048                  59,374

   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.132           1.173              20,769,372
                                                               2002        1.053           1.132              20,028,983
                                                               2001        1.000           1.053               4,888,796

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)   2003        0.560           0.728                 310,382
                                                               2002        0.806           0.560                 299,898
                                                               2001        1.000           0.806                 269,501

                                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        0.696           0.882               1,956,203
                                                               2002        0.857           0.696               3,980,191
                                                               2001        1.000           0.857               1,555,346

   Putnam VT Small Cap Value Fund -- Class IB
   Shares (5/01)............................................   2003        0.877           1.295               1,572,753
                                                               2002        1.088           0.877               1,357,973
                                                               2001        1.000           1.088                 432,357

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/98)..........................   2003        1.130           1.549              11,935,706
                                                               2002        1.529           1.130              11,108,929
                                                               2001        1.522           1.529               5,065,288
                                                               2000        1.305           1.522                 907,328

   Investors Fund -- Class I (6/98).........................   2003        0.923           1.204              18,513,035
                                                               2002        1.216           0.923              19,285,141
                                                               2001        1.287           1.216              15,853,833
                                                               2000        1.132           1.287               7,090,936
                                                               1999        1.029           1.132               3,905,967
                                                               1998        1.000           1.029               1,764,644

   Large Cap Growth Fund -- Class I (5/02)..................   2003        0.800           1.140                 109,369
                                                               2002        1.000           0.800                  12,895

   Small Cap Growth Fund -- Class I (5/00)..................   2003        0.581           0.853               2,003,014
                                                               2002        0.903           0.581               1,607,182
                                                               2001        0.987           0.903               1,517,383
                                                               2000        1.000           0.987                 417,439

The Travelers Series Trust
   Convertible Securities Portfolio (5/98)..................   2003        1.165           1.450              10,925,597
                                                               2002        1.270           1.165              11,385,903
                                                               2001        1.299           1.270               9,680,620
                                                               2000        1.170           1.299               3,349,925
                                                               1999        1.000           1.170               1,137,997
                                                               1998        1.000           1.000                 458,699

                                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Disciplined Mid Cap Stock Portfolio (6/97)...............   2003        1.417           1.869               5,505,923
                                                               2002        1.677           1.417               5,642,651
                                                               2001        1.773           1.677               5,089,354
                                                               2000        1.541           1.773               3,629,362
                                                               1999        1.377           1.541               2,663,507
                                                               1998        1.195           1.377               1,425,770
                                                               1997        1.000           1.195                 120,880

   Equity Income Portfolio (5/97)...........................   2003        1.291           1.670              24,652,637
                                                               2002        1.521           1.291              25,581,166
                                                               2001        1.652           1.521              27,130,603
                                                               2000        1.535           1.652              22,535,737
                                                               1999        1.484           1.535              19,892,863
                                                               1998        1.339           1.484              12,301,819
                                                               1997        1.026           1.339                 639,656
                                                               1996        1.000           1.026                      --

   Federated High Yield Portfolio (5/97)....................   2003        1.114           1.345              11,222,864
                                                               2002        1.089           1.114              10,745,854
                                                               2001        1.084           1.089              10,746,070
                                                               2000        1.196           1.084              10,245,417
                                                               1999        1.177           1.196              10,237,038
                                                               1998        1.140           1.177               7,715,310
                                                               1997        1.000           1.140                 620,667

   Federated Stock Portfolio (5/97).........................   2003        1.266           1.593               5,608,556
                                                               2002        1.592           1.266               5,995,963
                                                               2001        1.588           1.592               6,935,446
                                                               2000        1.552           1.588               7,399,547
                                                               1999        1.494           1.552               7,710,739
                                                               1998        1.285           1.494               4,599,587
                                                               1997        1.000           1.285                 352,550

   Large Cap Portfolio (6/97)...............................   2003        1.111           1.366              19,563,576
                                                               2002        1.459           1.111              21,047,983
                                                               2001        1.790           1.459              24,478,964
                                                               2000        2.123           1.790              22,306,844
                                                               1999        1.665           2.123              15,562,311
                                                               1998        1.245           1.665               6,662,550

                                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Large Cap Portfolio  (continued).........................   1997        1.023           1.245                 491,869
                                                               1996        1.000           1.023                      --

   Lazard International Stock Portfolio (5/97)..............   2003        0.796           1.010              12,049,553
                                                               2002        0.928           0.796              13,668,745
                                                               2001        1.275           0.928              15,755,872
                                                               2000        1.460           1.275              14,943,761
                                                               1999        1.216           1.460              10,264,070
                                                               1998        1.095           1.216               6,533,760
                                                               1997        1.027           1.095                 849,629
                                                               1996        1.000           1.027                      --

   Merrill Lynch Large Cap Core Portfolio (5/98)............   2003        0.675           0.807               2,601,337
                                                               2002        0.915           0.675               2,775,596
                                                               2001        1.197           0.915               3,043,071
                                                               2000        1.285           1.197               2,244,673
                                                               1999        1.054           1.285               1,352,776
                                                               1998        1.000           1.054                 149,981

   MFS Emerging Growth Portfolio (4/97).....................   2003        0.889           1.132              13,007,533
                                                               2002        1.371           0.889              14,224,892
                                                               2001        2.179           1.371              17,469,577
                                                               2000        2.766           2.179              16,347,854
                                                               1999        1.587           2.766              11,222,748
                                                               1998        1.198           1.587               5,891,811
                                                               1997        1.004           1.198                 528,553
                                                               1996        1.000           1.004                      --

   MFS Mid Cap Growth Portfolio (4/98)......................   2003        0.653           0.883              16,234,877
                                                               2002        1.295           0.653              17,198,804
                                                               2001        1.721           1.295              17,692,810
                                                               2000        1.595           1.721              10,884,619
                                                               1999        0.985           1.595               3,220,420
                                                               1998        1.000           0.985                 696,846

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.217                   5,429

   Travelers Quality Bond Portfolio (5/97)..................   2003        1.311           1.383              36,575,985
                                                               2002        1.257           1.311              38,055,248
                                                               2001        1.190           1.257              30,037,629

                                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Travelers Quality Bond Portfolio  (continued)............   2000        1.128           1.190              16,565,402
                                                               1999        1.131           1.128              13,396,194
                                                               1998        1.057           1.131               9,328,606
                                                               1997        1.001           1.057                 378,758
                                                               1996        1.000           1.001                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (9/00)................   2003        0.442           0.563               4,537,981
                                                               2002        0.588           0.442               5,204,466
                                                               2001        0.783           0.588               5,177,186

   MFS Total Return Portfolio (5/97)........................   2003        1.397           1.606              42,355,172
                                                               2002        1.496           1.397              42,905,992
                                                               2001        1.517           1.496              38,437,801
                                                               2000        1.319           1.517              29,382,873
                                                               1999        1.303           1.319              27,173,225
                                                               1998        1.183           1.303              16,380,184
                                                               1997        1.000           1.183                 962,287

   Pioneer Strategic Income Portfolio (5/97)................   2003        1.116           1.316               2,160,723
                                                               2002        1.069           1.116               2,458,578
                                                               2001        1.040           1.069               3,562,219
                                                               2000        1.059           1.040               3,631,654
                                                               1999        1.062           1.059               3,396,677
                                                               1998        1.070           1.062               1,955,397
                                                               1997        1.007           1.070                  51,659
                                                               1996        1.000           1.007                      --

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.999                  13,710

   Strategic Equity Portfolio (6/97)........................   2003        0.988           1.291              22,746,591
                                                               2002        1.508           0.988              25,280,072
                                                               2001        1.765           1.508              31,918,323
                                                               2000        2.189           1.765              32,922,575
                                                               1999        1.679           2.189              25,024,627
                                                               1998        1.319           1.679              13,211,206
                                                               1997        1.037           1.319               1,062,634
                                                               1996        1.000           1.037                      --

                                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00)............   2003        0.814           1.049               6,680,549
                                                               2002        1.024           0.814               6,548,811
                                                               2001        1.069           1.024               3,476,351

   Enterprise Portfolio -- Class II Shares (12/00)..........   2003        0.542           0.672                 732,809
                                                               2002        0.781           0.542                 592,083
                                                               2001        0.997           0.781                 522,639

Variable Insurance Products Fund II
   Contrafund(r) Portfolio -- Service Class 2 (5/00)........   2003        0.710           0.897              10,150,010
                                                               2002        0.796           0.710               9,701,628
                                                               2001        0.957           0.796               8,023,592
                                                               2001        0.923           0.957                      --
                                                               2000        1.000           0.923               3,113,370

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (12/00)..........................................   2003        0.614           0.756                 409,247
                                                               2002        0.673           0.614                 240,022
                                                               2001        1.000           0.673                  12,128

   Mid Cap Portfolio -- Service Class 2 (12/00).............   2003        0.887           1.209               6,373,888
                                                               2002        0.999           0.887               5,310,526
                                                               2001        1.000           0.999               1,727,443

                                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                        SEPARATE ACCOUNT CHARGES 2.00%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (4/97).........................   2003        1.000           1.268                      --

   Money Market Portfolio (7/97)............................   2003        1.000           0.989                   2,015

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (9/00)..........   2003        1.000           1.264                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (5/00)...........................................   2003        1.000           1.252                   1,355

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03)..............   2003        1.000           1.290                      --

   Growth Fund -- Class 2 Shares (5/03).....................   2003        1.000           1.243                      --

   Growth-Income Fund -- Class 2 Shares (5/03)..............   2003        1.000           1.248                      --

Credit Suisse Trust
   Emerging Markets Portfolio (6/98)........................   2003        1.000           1.445                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/98)........   2003        1.000           1.367                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (5/98)............................................   2003        1.000           1.244                      --

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (5/98)............................................   2003        1.000           1.350                   2,863

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        1.000           1.266                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.442                      --

   Templeton Growth Securities Fund -- Class 2
   Shares (5/02) ...........................................   2003        1.000           1.349                      --

                                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/99).........   2003        1.000           1.295                      --

   Salomon Brothers Variable Emerging Growth Fund -- Class I
   Shares (5/02)............................................   2003        1.000           1.395                 300,518

   Salomon Brothers Variable Growth & Income Fund --
   Class I Shares (5/02)....................................   2003        1.000           1.317                      --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............   2003        1.000           1.138                      --

   Global Life Sciences Portfolio -- Service Shares (5/00)..   2003        1.000           1.266                   1,364

   Global Technology Portfolio -- Service Shares (5/00).....   2003        1.000           1.470                      --

   Worldwide Growth Portfolio -- Service Shares (5/00)......   2003        1.000           1.286                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.239                      --

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.255                   1,405

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.044                   4,731

   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.000           1.025                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB
   Shares (5/01) ...........................................   2003        1.000           1.336                      --

                                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        1.000           1.332                      --

   Putnam VT Small Cap Value Fund -- Class IB
   Shares (5/01)............................................   2003        1.000           1.545                   2,149

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/98)..........................   2003        1.000           1.404                  24,374
   Investors Fund -- Class I (6/98).........................   2003        1.000           1.344                   3,605
   Large Cap Growth Fund -- Class I (5/02)..................   2003        1.000           1.436                  92,228
   Small Cap Growth Fund -- Class I (5/00)..................   2003        1.000           1.552                 110,336

The Travelers Series Trust
   Convertible Securities Portfolio (5/98)..................   2003        1.000           1.224                   4,520

   Disciplined Mid Cap Stock Portfolio (6/97)...............   2003        1.000           1.369                      --

   Equity Income Portfolio (5/97)...........................   2003        1.000           1.353                  54,268

   Federated High Yield Portfolio (5/97)                       2003        1.000           1.188                   1,761

   Federated Stock Portfolio (5/97).........................   2003        1.000           1.302                      --

   Large Cap Portfolio (6/97)...............................   2003        1.000           1.259                  34,870

   Lazard International Stock Portfolio (5/97)                 2003        1.000           1.321                      --

   Merrill Lynch Large Cap Core Portfolio (5/98)............   2003        1.000           1.238                      --

   MFS Emerging Growth Portfolio (4/97).....................   2003        1.000           1.284                   1,619

   MFS Mid Cap Growth Portfolio (4/98)......................   2003        1.000           1.352                      --

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.212                      --

   Travelers Quality Bond Portfolio (5/97)..................   2003        1.000           1.045                   6,284

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (9/00)................   2003        1.000           1.301                  29,659
   MFS Total Return Portfolio (5/97)........................   2003        1.000           1.173                  19,557
   Pioneer Strategic Income Portfolio (5/97)................   2003        1.000           1.157                      --

                                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.998                      --

   Strategic Equity Portfolio (6/97)........................   2003        1.000           1.316                   1,624

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00)............   2003        1.000           1.331                 309,664
   Enterprise Portfolio -- Class II Shares (12/00)..........   2003        1.000           1.268                      --

Variable Insurance Products Fund II
   Contrafund(r) Portfolio -- Service Class 2 (5/00)........   2003        1.000           1.313                 395,211

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (12/00)..........................................   2003        1.000           1.250                   1,377

   Mid Cap Portfolio -- Service Class 2 (12/00).............   2003        1.000           1.412                  97,113

                                      NOTES

Effective March 31, 2003, Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B.

Effective April 30, 2003, Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares.

Effective April 30, 2003, Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003, Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003, The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective July 1, 2003, The Travelers Series Fund Inc.: Putnam Diversified Income Portfolio changed its name to Pioneer Strategic Income Portfolio.

Effective September 15, 2003, The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003, The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003, Dreyfus Variable Investment Fund: Small Cap Portfolio -- Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio -- Initial Shares.

Effective May 1, 2003, Dreyfus Variable Investment Fund: Appreciation Portfolio -- Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio -- Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Travelers Series Fund Inc.: Pioneer Strategic Income Portfolio is no longer available to new Contract Owners.

AIM Variable Insurance Fund: AIM V.I. Premier Equity Fund -- Series I is no longer available to new Contract Owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new Contract Owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new Contract Owners.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                                        SEPARATE ACCOUNT CHARGES 1.40%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (12/96)........................   2003        1.285           1.583              36,644,254
                                                               2002        1.739           1.285              42,634,828
                                                               2001        2.387           1.739              53,418,968
                                                               2000        3.098           2.387              61,812,417
                                                               1999        2.046           3.098              46,942,401
                                                               1998        1.283           2.046              23,010,432
                                                               1997        1.032           1.283               6,344,051
                                                               1996        1.000           1.032                  29,824

   Money Market Portfolio (2/97)............................   2003        1.187           1.179              25,972,691
                                                               2002        1.187           1.187              50,704,937
                                                               2001        1.160           1.187              58,256,805
                                                               2000        1.107           1.160              34,878,359
                                                               1999        1.070           1.107              37,736,754
                                                               1998        1.033           1.070              16,762,447
                                                               1997        1.000           1.033               5,369,177

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (4/01)..........   2003        0.519           0.640               4,493,863
                                                               2002        0.755           0.519               4,949,369
                                                               2001        0.875           0.755               3,727,475

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (5/00)...........................................   2003        0.436           0.531              14,926,739
                                                               2002        0.640           0.436              17,729,828
                                                               2001        0.786           0.640              18,982,017
                                                               2000        1.000           0.786              13,647,974

                                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03)..............   2003        1.000           1.296                  70,339

   Growth Fund -- Class 2 Shares (5/03).....................   2003        1.000           1.248                 131,179

   Growth-Income Fund -- Class 2 Shares (5/03)..............   2003        1.000           1.253               1,545,620

Credit Suisse Trust
   Emerging Markets Portfolio (5/98)........................   2003        0.688           0.970               4,224,247
                                                               2002        0.789           0.688               4,787,661
                                                               2001        0.886           0.789               4,624,645
                                                               2000        1.313           0.886               4,854,365
                                                               1999        0.734           1.313               2,521,807
                                                               1998        1.000           0.734                 780,839

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/98)........   2003        1.240           1.639               4,738,305
                                                               2002        1.203           1.240               4,376,831
                                                               2001        1.121           1.203               2,866,778
                                                               2000        0.866           1.121               2,273,183
                                                               1999        0.901           0.866               1,280,359
                                                               1998        1.000           0.901                 632,612

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (4/98)............................................   2003        0.880           1.051               9,516,917
                                                               2002        1.071           0.880              10,611,490
                                                               2001        1.198           1.071              11,636,949
                                                               2000        1.223           1.198              12,271,080
                                                               1999        1.112           1.223              10,488,399
                                                               1998        1.000           1.112               2,833,960

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (4/98)............................................   2003        0.872           1.133              19,034,774
                                                               2002        1.094           0.872              19,868,161
                                                               2001        1.182           1.094              19,065,688
                                                               2000        1.058           1.182              13,636,390
                                                               1999        0.871           1.058               7,815,322
                                                               1998        1.000           0.871               3,051,249

                                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        0.845           1.043                 756,929
                                                               2002        1.000           0.845                 201,578

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.448                   4,729

   Templeton Growth Securities Fund -- Class 2 Shares (5/02)   2003        0.792           1.032               1,284,964
                                                               2002        1.000           0.792                 508,837

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/99).........   2003        0.649           0.818              17,162,302
                                                               2002        0.848           0.649              16,724,050
                                                               2001        0.982           0.848              16,104,947
                                                               2000        1.098           0.982              10,807,508
                                                               1999        1.000           1.098               3,460,443

   Salomon Brothers Variable Emerging Growth
   Fund -- Class I Shares (7/02)............................   2003        0.758           1.047                 218,067
                                                               2002        1.000           0.758                  58,025

   Salomon Brothers Variable Growth & Income
   Fund -- Class I Shares (7/02)............................   2003        0.800           1.027                  92,062
                                                               2002        1.000           0.800                  30,873

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............   2003        0.839           0.941              15,303,712
                                                               2002        0.911           0.839              15,615,585
                                                               2001        0.972           0.911              12,635,819
                                                               2000        1.000           0.972               5,246,201

   Global Life Sciences Portfolio -- Service Shares (5/00)..   2003        0.647           0.805               2,239,125
                                                               2002        0.931           0.647               2,609,664
                                                               2001        1.135           0.931               3,200,999
                                                               2000        1.000           1.135               2,447,663

   Global Technology Portfolio -- Service Shares (5/00).....   2003        0.242           0.349               7,245,233
                                                               2002        0.415           0.242               7,815,420

                                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Global Technology Portfolio -- Service Shares
   (continued)..............................................   2001        0.672           0.415               9,044,726
                                                               2000        1.000           0.672               7,604,465

   Worldwide Growth Portfolio -- Service Shares (5/00)......   2003        0.446           0.544              19,761,719
                                                               2002        0.609           0.446              22,039,418
                                                               2001        0.798           0.609              22,841,930
                                                               2000        1.000           0.798              13,421,744

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03).............   2003        1.000           1.336                   3,334

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03).......................   2003        1.000           1.244                  26,228

   Mid-Cap Value Portfolio (6/03)...........................   2003        1.000           1.260                  50,353

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.068                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.048                 303,900

   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.132           1.173              20,011,288
                                                               2002        1.053           1.132              23,164,168
                                                               2001        1.000           1.053               5,336,214

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB
   Shares (7/01) ...........................................   2003        0.560           0.728                 449,770
                                                               2002        0.806           0.560                 392,679
                                                               2001        1.000           0.806                 154,441

                                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        0.696           0.882               2,150,730
                                                               2002        0.857           0.696               2,571,497
                                                               2001        1.000           0.857                 999,717

   Putnam VT Small Cap Value Fund -- Class IB Shares (6/01).   2003        0.877           1.295               2,238,115
                                                               2002        1.088           0.877               2,277,647
                                                               2001        1.000           1.088                 816,572

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/98)...........................   2003        1.130           1.549              14,439,056
                                                               2002        1.529           1.130              14,322,306
                                                               2001        1.522           1.529              12,398,140
                                                               2000        1.305           1.522               5,750,512

   Investors Fund -- Class I (4/98).........................   2003        0.923           1.204              18,163,714
                                                               2002        1.216           0.923              19,758,109
                                                               2001        1.287           1.216              19,646,073
                                                               2000        1.132           1.287              12,889,045
                                                               1999        1.029           1.132               8,670,638
                                                               1998        1.000           1.029               3,232,444

   Large Cap Growth Fund -- Class I (7/02)..................   2003        0.800           1.140                 531,134
                                                               2002        1.000           0.800                  37,706

   Small Cap Growth Fund -- Class I (5/00)..................   2003        0.581           0.853               6,425,059
                                                               2002        0.903           0.581               5,433,439
                                                               2001        0.987           0.903               4,642,573
                                                               2000        1.000           0.987               2,056,506

The Travelers Series Trust
   Convertible Securities Portfolio (5/98)..................   2003        1.165           1.450              10,930,899
                                                               2002        1.270           1.165              12,056,558
                                                               2001        0.783           1.270              12,986,021
                                                               2001        1.299           0.783                      --
                                                               2000        1.170           1.299               7,553,759
                                                               1999        1.000           1.170               2,431,429

                                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Disciplined Mid Cap Stock Portfolio (6/97)...............   2003        1.417           1.869               8,080,624
                                                               2002        1.677           1.417               8,864,245
                                                               2001        1.773           1.677               8,489,614
                                                               2000        1.541           1.773               8,454,275
                                                               1999        1.377           1.541               6,716,626
                                                               1998        1.195           1.377               5,142,990
                                                               1997        1.000           1.195               1,668,733

   Equity Income Portfolio (12/96)..........................   2003        1.291           1.670              31,475,807
                                                               2002        1.521           1.291              34,048,347
                                                               2001        1.652           1.521              37,812,927
                                                               2000        1.535           1.652              37,849,058
                                                               1999        1.484           1.535              35,687,217
                                                               1998        1.339           1.484              25,733,333
                                                               1997        1.026           1.339               6,719,150
                                                               1996        1.000           1.026                  30,196

   Federated High Yield Portfolio (1/97)....................   2003        1.114           1.345              17,386,355
                                                               2002        1.089           1.114              17,457,622
                                                               2001        1.084           1.089              18,647,220
                                                               2000        1.196           1.084              19,736,049
                                                               1999        1.177           1.196              22,260,856
                                                               1998        1.140           1.177              18,811,555
                                                               1997        1.000           1.140               4,566,993

   Federated Stock Portfolio (1/97).........................   2003        1.266           1.593               9,198,349
                                                               2002        1.592           1.266              10,775,970
                                                               2001        1.588           1.592              12,221,263
                                                               2000        1.552           1.588              13,157,332
                                                               1999        1.494           1.552              14,406,177
                                                               1998        1.285           1.494              11,892,034
                                                               1997        1.000           1.285               3,816,999

   Large Cap Portfolio (12/96)..............................   2003        1.111           1.366              23,324,386
                                                               2002        1.459           1.111              27,044,542
                                                               2001        1.790           1.459              31,933,410
                                                               2000        2.123           1.790              34,231,282
                                                               1999        1.665           2.123              28,051,763
                                                               1998        1.245           1.665              15,040,703

                                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Large Cap Portfolio  (continued).........................   1997        1.023           1.245               4,815,858
                                                               1996        1.000           1.023                   7,800

   Lazard International Stock Portfolio (12/96).............   2003        0.796           1.010              22,629,357
                                                               2002        0.928           0.796              26,640,453
                                                               2001        1.275           0.928              31,145,128
                                                               2000        1.460           1.275              30,394,514
                                                               1999        1.216           1.460              25,226,349
                                                               1998        1.095           1.216              17,270,810
                                                               1997        1.027           1.095               5,694,288
                                                               1996        1.000           1.027                   5,702

   Merrill Lynch Large Cap Core Portfolio (5/98)............   2003        0.675           0.807               1,272,971
                                                               2002        0.915           0.675               1,529,363
                                                               2001        1.197           0.915               2,090,679
                                                               2000        1.285           1.197               1,772,277
                                                               1999        1.054           1.285                 669,474
                                                               1998        1.000           1.054                 211,400

   MFS Emerging Growth Portfolio (12/96)....................   2003        0.889           1.132              18,275,885
                                                               2002        1.371           0.889              20,932,892
                                                               2001        2.179           1.371              25,825,528
                                                               2000        2.766           2.179              29,190,353
                                                               1999        1.587           2.766              22,881,721
                                                               1998        1.198           1.587              15,538,984
                                                               1997        1.004           1.198               4,218,974
                                                               1996        1.000           1.004                  31,886

   MFS Mid Cap Growth Portfolio (4/98)......................   2003        0.653           0.883              14,200,226
                                                               2002        1.295           0.653              14,799,098
                                                               2001        1.721           1.295              16,854,809
                                                               2000        1.595           1.721              14,558,647
                                                               1999        0.985           1.595               4,760,902
                                                               1998        1.000           0.985                 965,761

   Pioneer Fund Portfolio (8/03)............................   2003        1.000           1.217                  12,842

   Travelers Quality Bond Portfolio (12/96).................   2003        1.311           1.383              28,033,537
                                                               2002        1.257           1.311              32,768,047
                                                               2001        1.190           1.257              35,205,769

                                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Travelers Quality Bond Portfolio  (continued)............   2000        1.128           1.190              26,960,877
                                                               1999        1.131           1.128              26,069,226
                                                               1998        1.057           1.131              15,435,236
                                                               1997        1.001           1.057               3,137,736
                                                               1996        1.000           1.001                  95,203

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (10/00)...............   2003        0.442           0.563               3,054,095
                                                               2002        0.588           0.442               2,972,707
                                                               2001        1.000           0.588               2,101,669

   MFS Total Return Portfolio (1/97)........................   2003        1.397           1.606              53,094,881
                                                               2002        1.496           1.397              56,799,646
                                                               2001        1.517           1.496              58,954,968
                                                               2000        1.319           1.517              53,326,538
                                                               1999        1.303           1.319              54,290,552
                                                               1998        1.183           1.303              42,017,841
                                                               1997        1.000           1.183               9,959,634

   Pioneer Strategic Income Portfolio (12/96)...............   2003        1.116           1.316               3,908,585
                                                               2002        1.069           1.116               4,569,590
                                                               2001        1.040           1.069               5,471,566
                                                               2000        1.059           1.040               5,247,966
                                                               1999        1.062           1.059               4,489,463
                                                               1998        1.070           1.062               3,797,291
                                                               1997        1.007           1.070               1,132,608
                                                               1996        1.000           1.007                   3,300

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (12/03)...........................................   2003        1.000           0.999                 140,446

   Strategic Equity Portfolio (12/96).......................   2003        0.988           1.291              34,083,675
                                                               2002        1.508           0.988              39,829,841
                                                               2001        1.765           1.508              49,964,273
                                                               2000        2.189           1.765              55,775,319
                                                               1999        1.679           2.189              47,167,905
                                                               1998        1.319           1.679              31,011,054
                                                               1997        1.037           1.319               8,259,362
                                                               1996        1.000           1.037                   2,250

                                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00)............   2003        0.814           1.049              13,579,574
                                                               2002        1.024           0.814              13,051,055
                                                               2001        1.069           1.024               8,766,086

   Enterprise Portfolio -- Class II Shares (5/98)...........   2003        0.542           0.672               2,465,279
                                                               2002        0.781           0.542               2,652,351
                                                               2001        0.997           0.781               2,530,977

Variable Insurance Products Fund II
   Contrafund(r) Portfolio -- Service Class 2 (5/00)........   2003        0.710           0.897              12,297,582
                                                               2002        0.796           0.710              10,767,860
                                                               2001        0.923           0.796               8,215,904
                                                               2000        1.000           0.923               3,718,600

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (6/01)...........................................   2003        0.614           0.756                 784,129
                                                               2002        0.673           0.614               1,029,633
                                                               2001        0.957           0.673                 101,442

   Mid Cap Portfolio -- Service Class 2 (1/01)..............   2003        0.887           1.209               5,739,048
                                                               2002        0.999           0.887               4,832,433
                                                               2001        0.999           0.999               1,308,941

                                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                        SEPARATE ACCOUNT CHARGES 2.00%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (12/96)........................   2003        1.000           1.268                      --

   Money Market Portfolio (2/97)............................   2003        1.000           0.989                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (4/01)..........   2003        1.000           1.264                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (5/00)...........................................   2003        1.000           1.252                   3,811

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03)..............   2003        1.000           1.290                      --

   Growth Fund -- Class 2 Shares (5/03).....................   2003        1.000           1.243                      --

   Growth-Income Fund -- Class 2 Shares (5/03)..............   2003        1.000           1.248                      --

Credit Suisse Trust
   Emerging Markets Portfolio (5/98)........................   2003        1.000           1.445                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/98)........   2003        1.000           1.367                   1,435

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (4/98)............................................   2003        1.000           1.244                  20,942

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (4/98)............................................   2003        1.000           1.350                  11,420

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        1.000           1.266                  14,189

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.442                      --

   Templeton Growth Securities Fund -- Class 2
   Shares (5/02) ...........................................   2003        1.000           1.349                   3,724

                                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/99).........   2003        1.000           1.295                      --

   Salomon Brothers Variable Emerging Growth Fund -- Class I
   Shares (7/02)............................................   2003        1.000           1.395                  93,308

   Salomon Brothers Variable Growth & Income Fund --
   Class I Shares (7/02)....................................   2003        1.000           1.317                      --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............   2003        1.000           1.138                   8,441

   Global Life Sciences Portfolio -- Service Shares (5/00)..   2003        1.000           1.266                      --

   Global Technology Portfolio -- Service Shares (5/00).....   2003        1.000           1.470                      --

   Worldwide Growth Portfolio -- Service Shares (5/00)......   2003        1.000           1.286                   1,503

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03).............   2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03).......................   2003        1.000           1.239                  12,080

   Mid-Cap Value Portfolio (6/03)...........................   2003        1.000           1.255                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.044                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.000           1.025                   6,138

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB
   Shares (7/01) ...........................................   2003        1.000           1.336                      --

                                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        1.000           1.332                      --

   Putnam VT Small Cap Value Fund -- Class IB
   Shares (6/01)............................................   2003        1.000           1.545                   1,412

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/98)...........................   2003        1.000           1.404                 302,948
   Investors Fund -- Class I (4/98).........................   2003        1.000           1.344                  50,612
   Large Cap Growth Fund -- Class I (7/02)..................   2003        1.000           1.436                 127,068
   Small Cap Growth Fund -- Class I (5/00)..................   2003        1.000           1.552                 375,083
The Travelers Series Trust
   Convertible Securities Portfolio (5/98)..................   2003        1.000           1.224                      --

   Disciplined Mid Cap Stock Portfolio (6/97)...............   2003        1.000           1.369                   9,246

   Equity Income Portfolio (12/96)..........................   2003        1.000           1.353                 558,535
   Federated High Yield Portfolio (1/97)....................   2003        1.000           1.188                   4,136

   Federated Stock Portfolio (1/97).........................   2003        1.000           1.302                      --

   Large Cap Portfolio (12/96)..............................   2003        1.000           1.259                 323,338
   Lazard International Stock Portfolio (12/96).............   2003        1.000           1.321                   4,264

   Merrill Lynch Large Cap Core Portfolio (5/98)............   2003        1.000           1.238                      --

   MFS Emerging Growth Portfolio (12/96)....................   2003        1.000           1.284                   1,446

   MFS Mid Cap Growth Portfolio (4/98)......................   2003        1.000           1.352                   3,531

   Pioneer Fund Portfolio (8/03)............................   2003        1.000           1.212                      --

   Travelers Quality Bond Portfolio (12/96).................   2003        1.000           1.045                   6,285

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (10/00)...............   2003        1.000           1.301                 124,561
   MFS Total Return Portfolio (1/97)........................   2003        1.000           1.173                 915,961
   Pioneer Strategic Income Portfolio (12/96)...............   2003        1.000           1.157                      --

                                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (12/03)...........................................   2003        1.000           0.998                      --

   Strategic Equity Portfolio (12/96).......................   2003        1.000           1.316                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00)............   2003        1.000           1.331               1,782,886
   Enterprise Portfolio -- Class II Shares (5/98)...........   2003        1.000           1.268                  51,686
Variable Insurance Products Fund II
   Contrafund(r) Portfolio -- Service Class 2 (5/00)........   2003        1.000           1.313               1,122,355
Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (6/01)...........................................   2003        1.000           1.250                      --

   Mid Cap Portfolio -- Service Class 2 (1/01)..............   2003        1.000           1.412                 543,271

                                      NOTES

Effective March 31, 2003, Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B.

Effective April 30, 2003, Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares.

Effective April 30, 2003, Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003, Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003, The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective July 1, 2003, The Travelers Series Fund Inc.: Putnam Diversified Income Portfolio changed its name to Pioneer Strategic Income Portfolio.

Effective September 15, 2003, The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003, The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003, Dreyfus Variable Investment Fund: Small Cap Portfolio -- Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio -- Initial Shares.

Effective May 1, 2003, Dreyfus Variable Investment Fund: Appreciation Portfolio -- Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio -- Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Travelers Series Fund Inc.: Pioneer Strategic Income Portfolio is no longer available to new Contract Owners.

AIM Variable Insurance Fund: AIM V.I. Premier Equity Fund -- Series I is no longer available to new Contract Owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new Contract Owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new Contract Owners.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                   APPENDIX D
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                The Insurance Company
                Principal Underwriter
                Distribution and Principal Underwriting Agreement
                Valuation of Assets
                Federal Tax Considerations
                Independent Accountants
                Condensed Financial Information
                Financial Statements



Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity, One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-20686S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-20687S.


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L-20686                                                              May 3, 2004
                                                                     (Rev. 8/04)